NATIONWIDE VA

SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and Contract Owners of Nationwide VA Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Variable Insurance Portfolios - Asset Strategy (WRASP)
2,781,648 shares (cost $24,895,367)	$36,852,941
Variable Insurance Portfolios - Balanced (WRBP)
1,138,697 shares (cost $10,011,898)	11,908,609
Variable Insurance Portfolios - Bond (WRBDP)
3,300,631 shares (cost $18,314,995)	18,118,482
Variable Insurance Portfolios - Core Equity (WRCEP)
2,042,647 shares (cost $23,711,755)	30,911,790
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
401,998 shares (cost $2,493,949)	3,635,751
Variable Insurance Portfolios - Energy (WRENG)
171,462 shares (cost $1,019,939)	1,286,617
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
677,125 shares (cost $3,743,740)	3,678,751
Variable Insurance Portfolios - Growth (WRGP)
2,528,474 shares (cost $23,282,056)	33,711,390
Variable Insurance Portfolios - High Income (WRHIP)
4,130,131 shares (cost $13,447,099)	16,503,592
Variable Insurance Portfolios - International Growth (WRIP)
740,116 shares (cost $5,437,672)	7,264,164
Variable Insurance Portfolios - International Core Equity (WRI2P)
99,368 shares (cost $1,599,757)	1,962,549
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
47,872 shares (cost $1,154,806)	1,521,128
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
349,685 shares (cost $2,722,385)	3,749,774
Variable Insurance Portfolios - Money Market (WRMMP)
3,802,162 shares (cost $3,802,162)	3,802,162
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
202,210 shares (cost $1,312,491)	1,597,762
Variable Insurance Portfolios - Science and Technology (WRSTP)
873,118 shares (cost $13,359,585)	23,210,872
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,055,976 shares (cost $9,682,913)	14,526,957
Variable Insurance Portfolios - Small Cap Value (WRSCV)
60,896 shares (cost $904,876)	1,211,875
Variable Insurance Portfolios - Value (WRVP)
1,358,874 shares (cost $6,638,857)	10,620,688

Total Investments	$226,075,854

Accounts Receivable	16,730
Accounts Receivable-Variable Insurance Portfolios - Bond (WRBDP)	23,771

$226,116,355

Contract Owners’ Equity:
Accumulation units	225,960,007
Contracts in payout (annuitization) period (note 1f)	156,348

Total Contract Owners’ Equity (note 5)	$226,116,355

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$2,795,330	466,129	167,681	750,975	160,418	51,872	-	-
Mortality and expense risk charges (note 2)	(3,243,291)	(530,134)	(168,132)	(312,657)	(435,127)	(49,571)	(18,531)	(59,319)

Net investment income (loss)	(447,961)	(64,005)	(451)	438,318	(274,709)	2,301	(18,531)	(59,319)

Realized gain (loss) on investments	8,050,610	599,367	485,619	469,808	1,252,029	23,600	65,580	45,089
Change in unrealized gain (loss) on investments	32,793,937	6,951,008	801,792	(2,037,732)	4,709,408	708,721	230,907	252,920

Net gain (loss) on investments	40,844,547	7,550,375	1,287,411	(1,567,924)	5,961,437	732,321	296,487	298,009

Reinvested capital gains	7,961,546	-	963,890	355,130	2,361,656	70,489	4,295	-

Net increase (decrease) in contract owners’ equity resulting from operations	$48,358,132	7,486,370	2,250,850	(774,476)	8,048,384	805,111	282,251	238,690

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP
Reinvested dividends	$133,395	853,626	67,834	34,259	-	-	917	19,045
Mortality and expense risk charges (note 2)	(455,677)	(260,188)	(111,784)	(29,039)	(17,241)	(50,892)	(64,311)	(25,008)

Net investment income (loss)	(322,282)	593,438	(43,950)	5,220	(17,241)	(50,892)	(63,394)	(5,963)

Realized gain (loss) on investments	1,959,734	949,968	339,508	131,988	82,400	244,364	-	220,305
Change in unrealized gain (loss) on investments	5,258,580	(60,769)	764,778	268,830	387,628	531,167	-	(209,400)

Net gain (loss) on investments	7,218,314	889,199	1,104,286	400,818	470,028	775,531	-	10,905

Reinvested capital gains	2,384,591	-	145,142	-	44,637	109,950	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,280,623	1,482,637	1,205,478	406,038	497,424	834,589	(63,394)	4,942

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$-	-	10,315	78,864
Mortality and expense risk charges (note 2)	(294,053)	(194,496)	(17,716)	(149,415)

Net investment income (loss)	(294,053)	(194,496)	(7,401)	(70,551)

Realized gain (loss) on investments	678,808	192,103	192,941	117,399
Change in unrealized gain (loss) on investments	7,121,503	4,517,608	65,483	2,531,505

Net gain (loss) on investments	7,800,311	4,709,711	258,424	2,648,904

Reinvested capital gains	1,192,135	-	76,303	253,328

Net increase (decrease) in contract owners’ equity resulting from operations	$8,698,393	4,515,215	327,326	2,831,681

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		WRASP		WRBP		WRBDP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(447,961)	(249,318)	(64,005)	(122,462)	(451)	6,238	438,318	468,038
Realized gain (loss) on investments	8,050,610	8,919,834	599,367	891,022	485,619	775,853	469,808	782,099
Change in unrealized gain (loss) on investments	32,793,937	9,951,193	6,951,008	5,430,502	801,792	(259,681)	(2,037,732)	(339,342)
Reinvested capital gains	7,961,546	10,325,263	-	-	963,890	671,824	355,130	220,950

Net increase (decrease) in contract owners’ equity resulting from operations	48,358,132	28,946,972	7,486,370	6,199,062	2,250,850	1,194,234	(774,476)	1,131,745

Equity transactions:
Purchase payments received from contract owners (note 3)	2,883,022	3,847,683	296,771	419,065	141,064	58,395	265,805	168,578
Transfers between funds	-	-	(414,912)	134,859	316,799	(214,595)	(2,197,232)	517,255
Redemptions (note 3)	(44,290,724)	(60,132,887)	(7,615,103)	(7,935,112)	(1,792,675)	(2,912,619)	(4,043,430)	(6,939,736)
Annuity benefits	(29,073)	(48,740)	(4,199)	(9,800)	(1,067)	(3,256)	(12,682)	(13,774)
Contract maintenance charges (note 2)	(48,569)	(58,384)	(7,534)	(8,912)	(2,569)	(3,053)	(4,428)	(5,764)
Contingent deferred sales charges (note 2)	(20,528)	(32,879)	(5,141)	(4,447)	(796)	(1,221)	(1,123)	(3,475)
Adjustments to maintain reserves	17,106	(770)	4,866	(63)	(2,900)	(192)	21,399	(44)

Net equity transactions	(41,488,766)	(56,425,977)	(7,745,252)	(7,404,410)	(1,342,144)	(3,076,541)	(5,971,691)	(6,276,960)

Net change in contract owners’ equity	6,869,366	(27,479,005)	(258,882)	(1,205,348)	908,706	(1,882,307)	(6,746,167)	(5,145,215)
Contract owners’ equity beginning of period	219,246,989	246,725,994	37,120,237	38,325,585	10,999,947	12,882,254	24,888,420	30,033,635

Contract owners’ equity end of period	$226,116,355	219,246,989	36,861,355	37,120,237	11,908,653	10,999,947	18,142,253	24,888,420

CHANGES IN UNITS:
Beginning units	14,527,676	18,609,448	1,516,118	1,837,498	714,648	921,286	1,581,219	1,987,103
Units purchased	956,924	1,575,500	45,499	117,273	49,952	29,095	72,151	209,763
Units redeemed	(3,502,529)	(5,657,272)	(341,035)	(438,653)	(130,350)	(235,733)	(458,588)	(615,647)

Ending units	11,982,071	14,527,676	1,220,582	1,516,118	634,250	714,648	1,194,782	1,581,219

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRCEP		WRDIV		WRENG		WRGNR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(274,709)	(266,684)	2,301	(12,947)	(18,531)	(21,587)	(59,319)	(85,315)
Realized gain (loss) on investments	1,252,029	2,638,091	23,600	(80,509)	65,580	113,869	45,089	352,454
Change in unrealized gain (loss) on investments	4,709,408	(610,346)	708,721	438,940	230,907	(100,023)	252,920	(671,638)
Reinvested capital gains	2,361,656	3,045,659	70,489	—	4,295	—	—	351,181

Net increase (decrease) in contract owners’ equity resulting from operations	8,048,384	4,806,720	805,111	345,484	282,251	(7,741)	238,690	(53,318)

Equity transactions:
Purchase payments received from contract owners (note 3)	150,833	249,756	58,938	18,274	24,206	31,972	15,620	73,519
Transfers between funds	(9,781)	(1,876,157)	163,577	7,186	53,047	(215,839)	(228,971)	(88,724)
Redemptions (note 3)	(5,052,354)	(7,667,203)	(360,126)	(638,864)	(257,464)	(272,335)	(992,548)	(1,379,670)
Annuity benefits	(1,689)	(1,759)	(118)	(113)	(529)	(478)	(232)	(234)
Contract maintenance charges (note 2)	(6,569)	(8,093)	(484)	(577)	(290)	(336)	(1,032)	(1,301)
Contingent deferred sales charges (note 2)	(1,505)	(2,981)	(30)	(593)	(64)	(389)	(369)	(985)
Adjustments to maintain reserves	(16)	(49)	55	84	(1,605)	(27)	(719)	(50)

Net equity transactions	(4,921,081)	(9,306,486)	(138,188)	(614,603)	(182,699)	(457,432)	(1,208,251)	(1,397,445)

Net change in contract owners’ equity	3,127,303	(4,499,766)	666,923	(269,119)	99,552	(465,173)	(969,561)	(1,450,763)
Contract owners’ equity beginning of period	27,784,541	32,284,307	2,968,794	3,237,913	1,187,086	1,652,259	4,648,316	6,099,079

Contract owners’ equity end of period	$30,911,844	27,784,541	3,635,717	2,968,794	1,286,638	1,187,086	3,678,755	4,648,316

CHANGES IN UNITS:
Beginning units	2,212,019	3,003,913	212,283	258,183	108,850	151,586	372,835	491,079
Units purchased	71,459	65,793	23,147	29,335	10,734	9,105	8,252	87,251
Units redeemed	(412,444)	(857,687)	(31,687)	(75,235)	(25,700)	(51,841)	(103,248)	(205,495)

Ending units	1,871,034	2,212,019	203,743	212,283	93,884	108,850	277,839	372,835

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRGP		WRHIP		WRIP		WRI2P
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(322,282)	(457,506)	593,438	847,048	(43,950)	53,694	5,220	21,812
Realized gain (loss) on investments	1,959,734	2,555,095	949,968	279,412	339,508	(576,492)	131,988	192,178
Change in unrealized gain (loss) on investments	5,258,580	(928,592)	(60,769)	1,593,186	764,778	1,237,711	268,830	10,227
Reinvested capital gains	2,384,591	2,386,589	-	-	145,142	606,393	-	20,316

Net increase (decrease) in contract owners’ equity resulting from operations	9,280,623	3,555,586	1,482,637	2,719,646	1,205,478	1,321,306	406,038	244,533

Equity transactions:
Purchase payments received from contract owners (note 3)	311,987	285,846	235,834	138,325	92,908	25,946	1,031	5,548
Transfers between funds	108,389	(832,381)	(596,443)	1,940,912	(320,069)	531,238	(91,655)	(218,541)
Redemptions (note 3)	(5,794,879)	(7,351,048)	(2,678,885)	(4,170,100)	(2,420,524)	(2,350,501)	(382,769)	(559,598)
Annuity benefits	(2,703)	(5,676)	(2,349)	(2,515)	(550)	(2,022)	(839)	(855)
Contract maintenance charges (note 2)	(7,003)	(8,630)	(3,103)	(3,732)	(1,733)	(2,099)	(370)	(442)
Contingent deferred sales charges (note 2)	(1,249)	(4,875)	(2,305)	(1,823)	(859)	(1,886)	(293)	(838)
Adjustments to maintain reserves	7,959	(184)	(3,703)	253	(1,549)	(77)	(1,030)	(114)

Net equity transactions	(5,377,499)	(7,916,948)	(3,050,954)	(2,098,680)	(2,652,376)	(1,799,401)	(475,925)	(774,840)

Net change in contract owners’ equity	3,903,124	(4,361,362)	(1,568,317)	620,966	(1,446,898)	(478,095)	(69,887)	(530,307)
Contract owners’ equity beginning of period	29,816,404	34,177,766	18,071,999	17,451,033	8,711,071	9,189,166	2,032,461	2,562,768

Contract owners’ equity end of period	$33,719,528	29,816,404	16,503,682	18,071,999	7,264,173	8,711,071	1,962,574	2,032,461

CHANGES IN UNITS:
Beginning units	2,659,999	3,388,171	791,131	891,845	716,278	878,907	137,235	193,393
Units purchased	84,749	81,906	44,406	130,681	18,099	93,817	10,125	9,699
Units redeemed	(509,934)	(810,078)	(172,493)	(231,395)	(225,879)	(256,446)	(39,590)	(65,857)

Ending units	2,234,814	2,659,999	663,044	791,131	508,498	716,278	107,770	137,235

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRMIC		WRMCG		WRMMP		WRRESP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(17,241)	(15,377)	(50,892)	(52,243)	(63,394)	(83,813)	(5,963)	(15,213)
Realized gain (loss) on investments	82,400	105,587	244,364	379,043	-	-	220,305	387,609
Change in unrealized gain (loss) on investments	387,628	(70,543)	531,167	(273,708)	-	-	(209,400)	(63,926)
Reinvested capital gains	44,637	82,092	109,950	352,567	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	497,424	101,759	834,589	405,659	(63,394)	(83,813)	4,942	308,470

Equity transactions:
Purchase payments received from contract owners (note 3)	24,302	6,044	40,909	43,041	645,439	1,769,120	22,877	43,728
Transfers between funds	281,429	(39,033)	351,756	(185,182)	1,780,984	2,350,449	124,891	(172,583)
Redemptions (note 3)	(166,090)	(236,438)	(649,428)	(836,727)	(3,883,547)	(6,241,685)	(346,977)	(461,737)
Annuity benefits	(78)	(78)	(546)	(477)	-	-	(72)	(68)
Contract maintenance charges (note 2)	(226)	(200)	(438)	(513)	(1,516)	(1,757)	(305)	(332)
Contingent deferred sales charges (note 2)	(27)	(437)	(80)	(461)	(3,845)	(898)	(60)	(371)
Adjustments to maintain reserves	(70)	(29)	(1,678)	(25)	(24)	1	(20)	(16)

Net equity transactions	139,240	(270,171)	(259,505)	(980,344)	(1,462,509)	(2,124,770)	(199,666)	(591,379)

Net change in contract owners’ equity	636,664	(168,412)	575,084	(574,685)	(1,525,903)	(2,208,583)	(194,724)	(282,909)
Contract owners’ equity beginning of period	884,438	1,052,850	3,174,693	3,749,378	5,328,053	7,536,636	1,792,485	2,075,394

Contract owners’ equity end of period	$1,521,102	884,438	3,749,777	3,174,693	3,802,150	5,328,053	1,597,761	1,792,485

CHANGES IN UNITS:
Beginning units	57,350	75,276	182,861	241,636	513,897	720,067	107,241	144,054
Units purchased	26,347	12,739	21,400	10,512	317,005	579,103	13,451	9,766
Units redeemed	(19,975)	(30,665)	(35,367)	(69,287)	(460,337)	(785,273)	(24,766)	(46,579)

Ending units	63,722	57,350	168,894	182,861	370,565	513,897	95,926	107,241

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRSTP		WRSCP		WRSCV		WRVP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(294,053)	(278,478)	(194,496)	(207,893)	(7,401)	(12,389)	(70,551)	(14,241)
Realized gain (loss) on investments	678,808	323,503	192,103	79,372	192,941	150,301	117,399	(428,653)
Change in unrealized gain (loss) on investments	7,121,503	2,910,354	4,517,608	482,914	65,483	(29,078)	2,531,505	1,194,236
Reinvested capital gains	1,192,135	1,368,284	-	326,069	76,303	78,476	253,328	814,863

Net increase (decrease) in contract owners’ equity resulting from operations	8,698,393	4,323,663	4,515,215	680,462	327,326	187,310	2,831,681	1,566,205

Equity transactions:
Purchase payments received from contract owners (note 3)	311,282	162,127	127,920	168,079	16,587	35,281	98,709	145,039
Transfers between funds	326,165	(308,188)	(49,208)	(506,496)	13,622	(21,851)	387,612	(802,329)
Redemptions (note 3)	(3,792,341)	(4,530,536)	(2,134,446)	(3,191,210)	(268,514)	(307,758)	(1,658,624)	(2,150,010)
Annuity benefits	(1,269)	(4,619)	(32)	(34)	(54)	(48)	(65)	(2,934)
Contract maintenance charges (note 2)	(4,720)	(5,160)	(3,626)	(4,463)	(227)	(222)	(2,396)	(2,798)
Contingent deferred sales charges (note 2)	(1,025)	(2,514)	(788)	(2,436)	(45)	(623)	(924)	(1,626)
Adjustments to maintain reserves	(3,765)	(29)	(67)	(94)	(39)	(19)	12	(96)

Net equity transactions	(3,165,673)	(4,688,919)	(2,060,247)	(3,536,654)	(238,670)	(295,240)	(1,175,676)	(2,814,754)

Net change in contract owners’ equity	5,532,720	(365,256)	2,454,968	(2,856,192)	88,656	(107,930)	1,656,005	(1,248,549)
Contract owners’ equity beginning of period	17,678,162	18,043,418	12,071,967	14,928,159	1,123,232	1,231,162	8,964,683	10,213,232

Contract owners’ equity end of period	$23,210,882	17,678,162	14,526,935	12,071,967	1,211,888	1,123,232	10,620,688	8,964,683

CHANGES IN UNITS:
Beginning units	1,053,794	1,355,960	899,827	1,153,182	77,379	99,128	612,712	817,181
Units purchased	57,402	34,636	31,596	38,381	10,303	7,714	40,847	18,931
Units redeemed	(213,479)	(336,802)	(164,876)	(291,736)	(24,193)	(29,463)	(108,588)	(223,400)

Ending units	897,717	1,053,794	766,547	899,827	63,489	77,379	544,971	612,712

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2013

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of the purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 8 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Contingent Deferred Sales Charge (CDSC) Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide VA Separate Account-D Options	Waddell & Reed Select
Mortality and Expense Risk Charge - Recurring	1.35%
CDSC Option:
Seven Year CDSC	0.05%
Death Benefit Options:
Maximum Anniversary Death Benefit	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Five Year Reset Death Benefit	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders
Nursing Home and Long Term Care	0.05%
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
5% Interest	0.45%
Maximum Anniversary	0.30%
Beneficiary Protector Option	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to the contract.

Maximum Variable Account Charges* :	2.45%

* When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

1.35%	$975,861	$167,733	$64,010	$115,566	$119,211	$14,412	$4,019	$14,892
1.40%	514,462	83,520	22,417	50,509	62,634	5,585	3,704	11,155
1.45%	48,118	6,392	4,036	3,756	9,229	156	-	138
1.50%	1,145,874	173,856	42,397	71,913	168,453	16,878	6,367	22,327
1.55%	96,266	11,051	7,754	9,707	17,232	1,864	313	1,168
1.60%	6,618	258	563	420	1,415	-	-	-
1.65%	78,803	13,292	1,508	14,573	4,267	2,923	2,022	3,664
1.70%	1,151	28	218	174	376	-	-	33
1.75%	9,948	1,697	1,321	1,258	747	78	-	3
1.80%	213,229	44,035	12,444	24,892	35,100	4,943	667	2,211
1.85%	55,499	9,792	7,900	7,466	6,914	1,517	354	231
1.90%	22,364	4,638	154	2,561	1,389	208	26	621
1.95%	62,394	10,587	2,868	8,266	6,497	918	391	2,107
2.00%	3,951	558	161	29	1,409	-	255	466
2.05%	6,390	2,152	381	1,236	254	89	195	236
2.35%	2,363	545	-	331	-	-	218	67

Totals	$3,243,291	$530,134	$168,132	$312,657	$435,127	$49,571	$18,531	$59,319

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2013

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP

1.35%	$123,277	$66,777	$34,193	$9,238	$2,839	$11,735	$42,426	$6,000
1.40%	99,582	33,269	20,343	4,032	1,994	4,561	7,838	3,091
1.45%	11,881	2,867	393	213	75	82	189	33
1.50%	160,009	101,077	42,477	12,135	9,534	25,710	11,050	13,388
1.55%	12,641	14,057	3,718	409	1,055	892	288	369
1.60%	1,715	-	515	181	-	-	202	-
1.65%	3,704	10,268	1,583	877	588	3,636	101	978
1.70%	41	-	146	-	-	29	31	-
1.75%	1,512	1,429	3	61	-	4	250	-
1.80%	22,480	15,216	4,323	780	364	1,701	1,178	278
1.85%	7,015	5,505	823	355	459	785	17	59
1.90%	2,623	1,671	749	334	204	714	84	685
1.95%	7,847	7,706	2,518	236	129	1,043	657	127
2.00%	364	253	-	188	-	-	-	-
2.05%	466	93	-	-	-	-	-	-
2.35%	520	-	-	-	-	-	-	-

	$455,677	$260,188	$111,784	$29,039	$17,241	$50,892	$64,311	$25,008

	WRSTP	WRSCP	WRSCV	WRVP

1.35%	$86,353	$47,094	$4,945	$41,141
1.40%	47,084	34,396	1,743	17,005
1.45%	2,891	2,004	30	3,753
1.50%	120,530	85,621	7,254	54,898
1.55%	5,623	4,093	612	3,420
1.60%	264	395	214	476
1.65%	8,228	3,021	1,180	2,390
1.70%	15	41	-	19
1.75%	136	385	-	1,064
1.80%	15,193	9,972	1,338	16,114
1.85%	1,476	2,139	-	2,692
1.90%	1,747	1,817	31	2,108
1.95%	4,151	2,741	369	3,236
2.00%	143	125	-	-
2.05%	101	88	-	1,099
2.35%	118	564	-	-

	$294,053	$194,496	$17,716	$149,415

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $1,064,943 and $1,141,821, respectively, and total transfers from the Account to the fixed account were $2,179,965 and $4,475,979, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $20,819 and $96,478 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$226,075,854	$0	$0	$226,075,854

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
Variable Insurance Portfolios - Asset Strategy (WRASP)	$1,107,872	$8,925,565
Variable Insurance Portfolios - Balanced (WRBP)	1,687,889	2,066,648
Variable Insurance Portfolios - Bond (WRBDP)	1,673,325	6,875,415
Variable Insurance Portfolios - Core Equity (WRCEP)	2,980,513	5,814,704
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	432,655	498,024
Variable Insurance Portfolios - Energy (WRENG)	106,490	303,470
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	92,136	1,359,703
Variable Insurance Portfolios - Growth (WRGP)	3,187,914	6,511,259
Variable Insurance Portfolios - High Income (WRHIP)	1,641,061	4,098,655

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2013

Variable Insurance Portfolios - International Growth (WRIP)		506,755	3,057,955
Variable Insurance Portfolios - International Core Equity (WRI2P)		172,410	643,147
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)		594,484	427,816
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		502,185	702,648
Variable Insurance Portfolios - Money Market (WRMMP)		2,256,473	3,782,056
Variable Insurance Portfolios - Real Estate Securities (WRRESP)		216,715	422,358
Variable Insurance Portfolios - Science and Technology (WRSTP)		1,973,217	4,240,815
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		283,609	2,538,353
Variable Insurance Portfolios - Small Cap Value (WRSCV)		239,175	408,943
Variable Insurance Portfolios - Value (WRVP)		874,920	1,867,890

	Total	$20,529,798	$54,545,425

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT- D NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	1.35% to 2.35%	1,220,582	$30.67 to $27.97	$36,836,120	1.30%	23.44% to 22.19%
2012	1.35% to 2.35%	1,516,118	24.85 to 22.89	37,093,078	1.18%	17.56% to 16.37%
2011	1.35% to 2.35%	1,837,498	21.14 to 19.67	38,293,523	1.05%	-8.46% to -9.38%
2010	1.35% to 2.35%	2,477,932	23.09 to 21.71	56,412,620	1.09%	7.21% to 6.12%
2009	1.35% to 2.35%	2,964,532	21.54 to 20.46	63,045,401	0.37%	23.36% to 22.11%
Variable Insurance Portfolios - Balanced (WRBP)
2013	1.35% to 2.05%	634,250	19.04 to 17.35	11,892,759	1.48%	22.03% to 21.16%
2012	1.35% to 2.05%	714,648	15.60 to 14.32	10,983,578	1.53%	10.23% to 9.45%
2011	1.35% to 2.05%	921,286	14.15 to 13.08	12,864,168	1.51%	1.92% to 1.20%
2010	1.35% to 2.00%	1,205,532	13.89 to 12.99	16,533,021	1.99%	15.53% to 14.77%
2009	1.35% to 2.00%	1,451,196	12.02 to 11.32	17,240,292	2.04%	11.70% to 10.96%
Variable Insurance Portfolios - Bond (WRBDP)
2013	1.35% to 2.35%	1,194,782	15.40 to 13.03	18,105,481	3.55%	-3.41% to -4.39%
2012	1.35% to 2.35%	1,581,219	15.95 to 13.63	24,827,412	3.21%	4.35% to 3.29%
2011	1.35% to 2.35%	1,987,103	15.28 to 13.19	29,961,786	2.59%	5.86% to 4.79%
2010	1.35% to 2.35%	2,433,445	14.43 to 12.59	34,721,668	3.99%	4.61% to 3.55%
2009	1.35% to 2.35%	2,743,047	13.80 to 12.16	37,472,944	3.68%	5.72% to 4.65%
Variable Insurance Portfolios - Core Equity (WRCEP)
2013	1.35% to 2.05%	1,871,034	16.80 to 15.30	30,909,440	0.55%	31.71% to 30.77%
2012	1.35% to 2.05%	2,212,019	12.75 to 11.70	27,776,839	0.60%	17.00% to 16.17%
2011	1.35% to 2.35%	3,003,913	10.90 to 10.31	32,276,162	0.36%	0.29% to -0.72%
2010	1.35% to 2.35%	3,872,913	10.87 to 10.38	41,538,468	1.02%	19.26% to 18.06%
2009	1.35% to 2.35%	4,983,574	9.11 to 8.79	44,868,861	1.03%	22.35% to 21.11%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2013	1.35% to 2.05%	203,743	18.09 to 16.89	3,635,717	1.58%	27.86% to 26.96%
2012	1.35% to 2.05%	212,283	14.15 to 13.30	2,968,794	1.08%	11.65% to 10.85%
2011	1.35% to 2.35%	258,183	12.67 to 11.72	3,237,913	1.01%	-5.97% to -6.93%
2010	1.35% to 2.35%	358,605	13.48 to 12.59	4,786,245	1.16%	14.80% to 13.64%
2009	1.35% to 2.35%	458,071	11.74 to 11.08	5,335,568	1.01%	16.29% to 15.11%
Variable Insurance Portfolios - Energy (WRENG)
2013	1.35% to 2.35%	93,884	13.80 to 12.76	1,280,620	0.00%	26.03% to 24.76%
2012	1.35% to 2.35%	108,850	10.95 to 10.23	1,180,624	0.00%	0.00% to -1.01%
2011	1.35% to 2.35%	151,586	10.95 to 10.34	1,645,334	0.00%	-10.31% to -11.21%
2010	1.35% to 2.35%	196,756	12.21 to 11.64	2,384,326	0.29%	20.31% to 19.09%
2009	1.35% to 2.35%	245,438	10.15 to 9.77	2,476,432	0.00%	38.58% to 37.18%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2013	1.35% to 2.35%	277,839	13.38 to 12.26	3,676,262	0.00%	6.35% to 5.27%
2012	1.35% to 2.35%	372,835	12.58 to 11.65	4,645,144	0.00%	0.51% to -0.52%
2011	1.35% to 2.35%	491,079	12.52 to 11.71	6,095,696	0.00%	-22.51% to -23.29%
2010	1.35% to 2.35%	755,918	16.16 to 15.26	12,115,603	0.00%	15.49% to 14.32%
2009	1.35% to 2.35%	931,185	13.99 to 13.35	12,942,249	0.00%	71.30% to 69.56%
Variable Insurance Portfolios - Growth (WRGP)
2013	1.35% to 2.35%	2,234,814	15.30 to 14.39	33,708,790	0.43%	34.62% to 33.25%
2012	1.35% to 2.35%	2,659,999	11.37 to 10.80	29,806,000	0.06%	11.22% to 10.09%
2011	1.35% to 2.35%	3,388,171	10.22 to 9.81	34,163,011	0.40%	0.75% to -0.27%
2010	1.35% to 2.35%	4,519,695	10.15 to 9.84	45,263,021	0.65%	11.06% to 9.94%
2009	1.35% to 2.35%	5,671,291	9.14 to 8.95	51,201,683	0.39%	25.36% to 24.09%
Variable Insurance Portfolios - High Income (WRHIP)
2013	1.35% to 2.05%	663,044	25.31 to 23.06	16,488,891	4.91%	9.01% to 8.23%
2012	1.35% to 2.05%	791,131	23.22 to 21.31	18,050,573	6.35%	17.04% to 16.20%
2011	1.35% to 2.05%	891,845	19.84 to 18.33	17,430,621	7.31%	3.84% to 3.11%
2010	1.35% to 2.05%	1,121,955	19.10 to 17.78	21,148,200	7.79%	13.31% to 12.51%
2009	1.35% to 2.20%	1,358,433	16.86 to 15.59	22,635,236	9.14%	44.44% to 43.20%
Variable Insurance Portfolios - International Growth (WRIP)
2013	1.35% to 1.95%	508,498	14.48 to 13.37	7,256,823	0.89%	17.62% to 16.90%
2012	1.35% to 2.00%	716,278	12.31 to 11.36	8,703,012	2.06%	16.46% to 15.69%
2011	1.35% to 2.35%	878,907	10.57 to 10.15	9,180,321	0.42%	-8.57% to -9.50%
2010	1.35% to 2.35%	1,276,150	11.56 to 11.21	14,583,184	0.98%	13.24% to 12.09%
2009	1.35% to 2.35%	1,513,817	10.21 to 10.00	15,292,605	1.43%	25.18% to 23.91%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2013	1.35% to 2.00%	107,770	18.36 to 17.22	1,956,718	1.73%	23.23% to 22.42%
2012	1.35% to 2.00%	137,235	14.90 to 14.07	2,024,592	2.41%	11.79% to 11.06%
2011	1.35% to 2.35%	193,393	13.33 to 12.33	2,554,838	1.52%	-15.05% to -15.91%
2010	1.35% to 2.35%	242,542	15.69 to 14.66	3,769,617	1.46%	12.55% to 11.42%
2009	1.35% to 2.35%	328,987	13.94 to 13.16	4,548,077	3.29%	35.12% to 33.75%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- D NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2013	1.35% to 1.95%	63,722	$24.17 to $22.79	$1,519,568	0.00%	55.16% to 54.22%
2012	1.35% to 1.95%	57,350	15.58 to 14.78	883,384	0.00%	10.33% to 9.66%
2011	1.35% to 1.95%	75,276	14.12 to 13.47	1,051,833	0.00%	-8.27% to -8.82%
2010	1.35% to 2.00%	110,484	15.39 to 14.73	1,685,864	0.00%	38.96% to 38.04%
2009	1.35% to 2.00%	102,263	11.08 to 10.67	1,124,052	0.00%	39.38% to 38.46%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	1.35% to 1.95%	168,894	22.44 to 21.29	3,743,371	0.00%	28.18% to 27.41%
2012	1.35% to 2.00%	182,861	17.50 to 16.65	3,167,930	0.00%	12.02% to 11.28%
2011	1.35% to 2.35%	241,636	15.63 to 14.61	3,742,907	0.01%	-1.90% to -2.89%
2010	1.35% to 2.35%	337,575	15.93 to 15.05	5,333,118	0.04%	29.78% to 28.47%
2009	1.35% to 2.35%	311,310	12.27 to 11.71	3,797,671	0.00%	44.68% to 43.22%
Variable Insurance Portfolios - Money Market (WRMMP)
2013	1.35% to 1.95%	370,565	10.31 to 9.52	3,802,150	0.02%	-1.33% to -1.93%
2012	1.35% to 2.00%	513,897	10.45 to 9.65	5,328,053	0.02%	-1.33% to -1.99%
2011	1.35% to 2.00%	720,067	10.59 to 9.85	7,536,636	0.02%	-1.33% to -1.97%
2010	1.35% to 2.00%	681,558	10.74 to 10.04	7,239,810	0.08%	-1.28% to -1.93%
2009	1.35% to 2.00%	839,513	10.88 to 10.24	9,035,657	1.07%	-0.35% to -1.00%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2013	1.35% to 1.95%	95,926	16.83 to 15.89	1,596,781	1.13%	-0.24% to -0.84%
2012	1.35% to 1.95%	107,241	16.87 to 16.03	1,791,438	0.74%	16.12% to 15.42%
2011	1.35% to 1.95%	144,054	14.53 to 13.89	2,074,433	0.79%	3.59% to 2.97%
2010	1.35% to 2.00%	184,054	14.03 to 13.44	2,559,847	1.89%	26.78% to 25.94%
2009	1.35% to 2.00%	224,433	11.06 to 10.67	2,465,572	3.16%	21.95% to 21.15%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2013	1.35% to 2.35%	897,717	26.22 to 26.32	23,193,595	0.00%	54.28% to 52.72%
2012	1.35% to 2.35%	1,053,794	17.00 to 17.23	17,663,368	0.00%	26.10% to 24.82%
2011	1.35% to 2.35%	1,355,960	13.48 to 13.81	18,027,517	0.00%	-7.04% to -7.98%
2010	1.35% to 2.35%	1,779,736	14.50 to 15.00	25,466,019	0.00%	11.23% to 10.11%
2009	1.35% to 2.35%	2,108,301	13.04 to 13.63	27,148,673	0.00%	41.90% to 40.46%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2013	1.35% to 2.35%	766,547	19.26 to 17.11	14,526,349	0.00%	41.43% to 39.99%
2012	1.35% to 2.35%	899,827	13.62 to 12.22	12,071,525	0.00%	3.74% to 2.69%
2011	1.35% to 2.35%	1,153,182	13.12 to 11.90	14,927,705	0.00%	-11.81% to -12.70%
2010	1.35% to 2.35%	1,482,074	14.88 to 13.63	21,767,595	0.00%	27.11% to 25.82%
2009	1.35% to 2.35%	1,790,137	11.71 to 10.83	20,714,979	0.42%	32.90% to 31.56%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2013	1.35% to 1.95%	63,489	19.32 to 18.22	1,210,987	0.87%	31.73% to 30.93%
2012	1.35% to 1.95%	77,379	14.67 to 13.92	1,122,503	0.45%	17.03% to 16.31%
2011	1.35% to 2.35%	99,128	12.54 to 11.59	1,230,499	0.56%	-13.96% to -14.84%
2010	1.35% to 2.35%	183,246	14.57 to 13.61	2,641,805	0.08%	24.71% to 23.45%
2009	1.35% to 2.35%	191,692	11.68 to 11.03	2,220,162	0.00%	27.40% to 26.11%
Variable Insurance Portfolios - Value (WRVP)
2013	1.35% to 2.05%	544,971	19.86 to 18.14	10,619,585	0.80%	33.51% to 32.56%
2012	1.35% to 2.05%	612,712	14.87 to 13.69	8,963,802	1.36%	17.27% to 16.44%
2011	1.35% to 2.35%	817,181	12.68 to 11.38	10,209,722	0.76%	-8.57% to -9.49%
2010	1.35% to 2.35%	1,112,557	13.87 to 12.57	15,214,357	0.92%	17.11% to 15.92%
2009	1.35% to 2.35%	1,303,371	11.84 to 10.84	15,241,355	2.01%	24.93% to 23.67%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	1.35% to 2.00%	132,919	10.18 to 9.82	1,343,830	5.39%	6.91% to 6.20%

2013	Reserves for annuity contracts in payout phase:	156,348
2013	Contract owners equity:	$226,116,355
2012	Reserves for annuity contracts in payout phase:	195,340
2012	Contract owners equity:	$219,246,989
2011	Reserves for annuity contracts in payout phase:	221,369
2011	Contract owners equity:	$246,725,994
2010	Reserves for annuity contracts in payout phase:	367,611
2010	Contract owners equity:	$335,531,999
2009	Reserves for annuity contracts in payout phase:	469,345
2009	Contract owners equity:	$360,620,644

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.